Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue
The Company’s revenue disaggregated by major product line consists of the following for the periods indicated:

	Year Ended December 31,
(in thousands)	2021	2020	2019
Net Sales
Delivery Systems	$139,464	$53,372	$81,467
Consumables	120,622	65,720	85,156

Total net sales	$260,086	$119,092	$166,623